Affiliated companies and other equity-method investees - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Subsidiary or Equity Method Investee [Line Items]
Revenue - Other	¥ 175,702	¥ 179,485	¥ 708,767
Non-interest expenses - Other	227,205	202,754	616,463
Equity in earnings of equity-method investees	43,028	37,805	18,597
Dividends from equity-method investees	¥ 8,256	¥ 8,306	¥ 5,594
JAFCO [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold by parent company		2,200,000
Percentage of ownership before decrease		24.40%
Ownership percentage	19.50%	19.40%
NRI [Member]
Subsidiary or Equity Method Investee [Line Items]
Ownership percentage	37.90%
Equity method goodwill, remaining carrying value	¥ 57,210
NREH [Member]
Subsidiary or Equity Method Investee [Line Items]
Number of shares sold by parent company			32,040,000
Ownership percentage	34.10%		34.00%
Equity method goodwill, remaining carrying value	¥ 11,012
Revenue - Other			¥ 336,858
Non-interest expenses - Other			306,570
Gain recognized on deconsolidation process			50,139
Unrealized gain from remaining shares			¥ 38,468